RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Long-term loans from a major stockholder		$ 233,000	$ 239,000	$ 62,000
Trade account payables (*)	[1]	$ 69,000	$ 0

[1]	refer to marketing services provided by one of the Company’s stockholders